Concentration of Credit Risk - External net revenue, net of intercompany eliminations, and net asset information by region (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from product sales and services	$ 366,326	$ 342,475	$ 333,690	$ 297,051	$ 356,508	$ 311,143	$ 299,901	$ 279,872	$ 1,339,541	$ 1,247,424	$ 1,137,196
Net Assets	362,016				216,575				362,016	216,575
Property, plant, and equipment, net	320,023				280,043				320,023	280,043
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from product sales and services									1,067,636	1,033,404	950,229
Net Assets	332,624				187,247				332,624	187,247
Property, plant, and equipment, net	286,193				240,528				286,193	240,528
Rest of World
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from product sales and services									271,905	214,020	$ 186,967
Net Assets	29,392				29,328				29,392	29,328
Property, plant, and equipment, net	$ 33,830				$ 39,515				$ 33,830	$ 39,515